Notes Payable - Additional Information (Detail) - USD ($)	1 Months Ended
	Apr. 30, 2020	Jul. 31, 2019	Apr. 30, 2019
Debt Instrument [Line Items]
Repayments of debt		$ 5,700,000
Final payment interest fee, percentage		4.00%
Amended Loan Agreement [Member]
Debt Instrument [Line Items]
Repayment of remaining obligations			$ 5,900,000
Term Loan Agreement [Member]
Debt Instrument [Line Items]
Borrowing amount			$ 5,500,000
SVB Deferral Agreement [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 01, 2023
Debt instrument, extended interest-only payments date	Jun. 30, 2021
Silicon Valley Bank [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, payment terms			Under the terms of the SVB Loan Agreement, the Company is required to make interest-only payments through December 31, 2020 on the borrowings at a floating rate equal to the greater of 3.25% or the Prime Rate as defined in the SVB Loan Agreement minus 2.25%, followed by an amortization period of 24 months of equal monthly payments of principal plus interest amounts until paid in full
Debt instrument, frequency of periodic payment			monthly
Debt instrument, amortization period			24 months
Final payment fee, percentage			4.00%
Borrowing amount			$ 5,500,000
Maturity date			Dec. 01, 2022
Debt instrument, extended interest-only payments date			Dec. 31, 2020
Silicon Valley Bank [Member] | Term Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, floating interest rate			3.25%
Silicon Valley Bank [Member] | Term Loan Agreement [Member] | Prior to 1st Anniversary of April 26 2019 or Effective Date [Member]
Debt Instrument [Line Items]
Prepayment fee			$ 165,000
Silicon Valley Bank [Member] | Term Loan Agreement [Member] | After 1st Anniversary but Prior to 2nd Anniversary of Effective Date [Member]
Debt Instrument [Line Items]
Prepayment fee			110,000
Silicon Valley Bank [Member] | Term Loan Agreement [Member] | After 2nd Anniversary of Effective Date [Member]
Debt Instrument [Line Items]
Prepayment fee			$ 55,000
Silicon Valley Bank [Member] | Term Loan Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on floating rate			2.25%